Vessels and other fixed assets net - Schedules of vessels and other fixed assets, net (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Balance, December 31, 2020	$ 2,877,119
Depreciation for the period	(74,336)	$ (69,958)
Balance, June 30, 2021	3,077,899
Cost [Member]
Property, Plant and Equipment [Line Items]
Balance, December 31, 2020	3,464,808
Acquisitions, improvements and other vessel costs	275,116
Balance, June 30, 2021	3,739,924
Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance, December 31, 2020	(587,689)
Depreciation for the period	(74,336)
Balance, June 30, 2021	(662,025)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance, December 31, 2020	2,877,119
Acquisitions, improvements and other vessel costs	275,116
Depreciation for the period	(74,336)
Balance, June 30, 2021	$ 3,077,899